INVENTORIES (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
INVENTORIES
Products	¥ 9,993,021	$ 1,407,488	¥ 9,292,497
Hotel consumables	5,090,286	716,952	2,236,082
Raw materials	3,615,120	509,179	7,688,012
Packing materials and others	1,764,063	248,462	2,704,211
Total	¥ 20,462,490	$ 2,882,081	¥ 21,920,802